UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                   -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
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Address:   65 East 55th Street, 25th Floor
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           New York, NY  10022
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Form 13F File Number: 028-05589
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
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Title:     Managing Member
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Phone:     (212) 418-2100
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Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler          New York, New York            02/14/06
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:        $3,925,453
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                                                (thousands)


List of Other Included Managers:  NONE

                                                      Form 13F INFORMATION TABLE


                                                           VALUE   SHRS  OR    SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL     DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ --------------  --------   -------- -----------  --- ----   ---------- -------- ----- -------- -----
3M CO                           COMMON         88579Y101  107,012   1,380,800   SHARES          SOLE            1,380,800
AMERICAN EXPRESS CO             COMMON         025816109  121,013   2,351,600   SHARES          SOLE            2,351,600
AMERICAN REPROGRAPHICS CO       COMMON         029263100   46,589   1,833,500   SHARES          SOLE            1,833,500
ARAMARK CORP                    CLASS B        038521100  152,040   5,473,000   SHARES          SOLE            5,473,000
AZTAR CORP                      COMMON         054802103   33,423   1,099,800   SHARES          SOLE            1,099,800
BALLY TOTAL FITNESS HLDG COR    COMMON         05873K108      821     130,800   SHARES          SOLE              130,800
BEA SYS INC                     COMMON         073325102   57,481   6,115,000   SHARES          SOLE            6,115,000
SCHWAB CHARLES CORP NEW         COMMON         808513105  169,311  11,541,300   SHARES          SOLE           11,541,300
CHECK POINT SOFTWARE TECH LT    ORD            M22465104   55,366   2,760,000   SHARES          SOLE            2,760,000
CINTAS CORP                     COMMON         172908105   67,869   1,650,100   SHARES          SOLE            1,650,100
CISCO SYS INC                   COMMON         17275R102  127,886   7,470,000   SHARES          SOLE            7,470,000
COCA COLA FEMSA SA - ADR        ADR            191241108   36,545   1,353,000   SHARES          SOLE            1,353,000
COPART INC                      COMMON         217204106   64,914   2,815,000   SHARES          SOLE            2,815,000
DELL INC                        COMMON         24702R101   75,288   2,513,800   SHARES          SOLE            2,513,800
DIAGEO P L C                    COMMON         0237400    111,178   7,677,100   SHARES          SOLE            7,677,100
DOLBY LABORATORIES INC          COMMON         25659T107   26,908   1,578,200   SHARES          SOLE            1,578,200
EATON CORP                      COMMON         278058102  154,153   2,297,700   SHARES          SOLE            2,297,700
EFUNDS CORP                     COMMON         28224R101   73,970   3,155,700   SHARES          SOLE            3,155,700
EMI GROUP PLC                   COMMON         0044473     73,642  17,667,000   SHARES          SOLE           17,667,000
FIRST DATA CORP                 COMMON         319963104  147,907   3,438,900   SHARES          SOLE            3,438,900
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS  344419106   54,636     753,500   SHARES          SOLE              753,500
FRANKLIN RES INC                COMMON         354613101   47,672     507,100   SHARES          SOLE              507,100
GTECH HLDGS CORP                COMMON         400518106   24,151     760,900   SHARES          SOLE              760,900
GUS PLC                         COMMON         0384704    135,575   7,642,730   SHARES          SOLE            7,642,730
HEIDRICK & STRUGGLES INTL IN    COMMON         422819102   39,454   1,231,000   SHARES          SOLE            1,231,000
HILTON GROUP PLC                COMMON         0500254    125,664  20,112,088   SHARES          SOLE           20,112,088
INTERNATIONAL GAME TECHNOLOG    COMMON         459902102   59,615   1,936,800   SHARES          SOLE            1,936,800
KERZNER INTERNATIONAL LTD       SHS            P6065Y107  145,791   2,120,600   SHARES          SOLE            2,120,600
MCDONALDS CORP                  COMMON         580135101  116,843   3,465,100   SHARES          SOLE            3,465,100
MEREDITH CORP                   COMMON         589433101   20,936     400,000   SHARES          SOLE              400,000
MICROSOFT CORP                  COMMON         594918104   44,019   1,683,312   SHARES          SOLE            1,683,312
NAPSTER INC                     COMMON         630797108    7,550   2,145,000   SHARES          SOLE            2,145,000
NDS GROUP PLC                   SPONSORED ADR  628891103   26,542     645,000   SHARES          SOLE              645,000
NIKE INC                        CL B           654106103  110,425   1,272,320   SHARES          SOLE            1,272,320
NORTH FORK BANCORPORATION NY    COMMON         659424105   29,063   1,062,242   SHARES          SOLE            1,062,242
PALM INC NEW                    COMMON         696643105      211       6,629   SHARES          SOLE                6,629
PFSWEB INC                      COMMON         717098107      244     198,200   SHARES          SOLE              198,200
POLO RALPH LAUREN CORP          CL A           731572103   83,379   1,485,200   SHARES          SOLE            1,485,200
RENAULT SA                      COMMON         4712798    159,313   1,955,210   SHARES          SOLE            1,955,210
ROSS STORES INC                 COMMON         778296103  159,704   5,526,074   SHARES          SOLE            5,526,074
SPRINT NEXTEL CORP              COM FON        852061100   69,613   2,980,000   SHARES          SOLE            2,980,000
STERIS CORP                     COMMON         859152100   61,659   2,464,400   SHARES          SOLE            2,464,400
STRATOS INTERNATIONAL INC       COMMON NEW     863100202       20       3,340   SHARES          SOLE                3,340
SYNIVERSE HOLDINGS INC          COMMON         87163F106   35,217   1,685,000   SHARES          SOLE            1,685,000
TYCO INTL LTD NEW               COMMON         902124106  115,010   3,985,100   SHARES          SOLE            3,985,100
US BANCORP DEL                  COMMON NEW     902973304   30,834   1,031,591   SHARES          SOLE            1,031,591
VIACOM INC                      CLASS B        925524308  102,556   3,145,900   SHARES          SOLE            3,145,900
STEWART W P & CO LTD            COMMON         G84922106   37,712   1,600,000   SHARES          SOLE            1,600,000
WAL MART STORES INC             COMMON         931142103   11,433     244,300   SHARES          SOLE              244,300
WARNER MUSIC GROUP CORP         COMMON         934550104   51,258   2,660,000   SHARES          SOLE            2,660,000
WELLPOINT INC                   COMMON         94973V107   87,378   1,095,100   SHARES          SOLE            1,095,100
WENDYS INTL INC                 COMMON         950590109  140,101   2,535,300   SHARES          SOLE            2,535,300
WILLIAM HILL PLC                COMMON         3169889     83,855   9,110,000   SHARES          SOLE            9,110,000
CAPITAL ONE FINL CORP           COMMON         14040H105    4,704       5,600   SHARES PUT/CALL SOLE                5,600

                       3,925,453
